UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4757

Legg Mason Partners Sector Series, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS SECTOR SERIES, INC.

LEGG MASON PARTNERS TECHNOLOGY FUND

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS TECHNOLOGY FUND

Schedule of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.3%
Communications Equipment - 14.7%
11,300	Avaya Inc.*	$104,638
106,114	Cisco Systems Inc.*	1,894,135
32,010	Corning Inc. *	610,431
17,800	Harris Corp.	810,790
69,970	Motorola Inc.	1,592,517
26,200	Nokia Oyj	519,329
64,557	Nokia Oyj, Sponsored ADR	1,281,456
13,468	QUALCOMM Inc.	474,882
185,000	Telefonaktiebolaget LM Ericsson, Class B Shares	581,906

	Total Communications Equipment	7,870,084

Computers & Peripherals - 17.1%
11,650	Apple Computer Inc.*	791,734
14,712	Dell Inc.*	318,956
80,305	Hewlett-Packard Co.	2,562,533
32,890	International Business Machines Corp.	2,546,015
12,100	Lexmark International Inc., Class A Shares*	654,005
37,300	Seagate Technology	865,360
49,848	Western Digital Corp.*	874,334
4,100	Wincor Nixdorf AG	540,468

	Total Computers & Peripherals	9,153,405

Electrical Equipment - 0.9%
63,000	Mitsubishi Electric Corp.	495,370

Electronic Equipment & Instruments - 10.0%
24,150	Arrow Electronics, Inc.*	682,479
10,500	Avnet Inc.*	191,100
5,300	Hoya Corp.	185,681
19,700	Ibiden Co., Ltd.	953,503
25,600	Ingram Micro Inc., Class A Shares*	451,328
20,600	Jabil Circuit Inc.	475,860
3,300	Kyocera Corp.	270,723
54,938	Reunert Ltd.	527,262
67,250	Solectron Corp.*	203,095
36,050	Vishay Intertechnology Inc.*	505,782
76,000	Yaskawa Electric Corp.	881,111

	Total Electronic Equipment & Instruments	5,327,924

Household Durables - 2.4%
37,910	Koninklijke Philips Electronics NV	1,250,789

Industrial Conglomerates - 3.1%
20,520	Siemens AG	1,652,896

Internet Software & Services - 3.0%
3,700	Google Inc., Class A Shares*	1,430,420
2,300	Iliad SA	181,127

	Total Internet Software & Services	1,611,547

IT Services - 6.8%
7,320	Accenture Ltd., Class A Shares	214,183
12,200	Atos Origin SA*	565,712
13,900	Capgemini SA	746,198
16,900	Computer Sciences Corp.*	885,391
24,700	Convergys Corp.*	471,276
8,050	Fiserv Inc.*	351,463
120,200	LogicaCMG PLC	382,891

	Total IT Services	3,617,114

Office Electronics - 3.2%
16,250	Canon Inc.	782,260

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS TECHNOLOGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Office Electronics - 3.2% (continued)
46,000	Ricoh Co., Ltd.	$928,359

	Total Office Electronics	1,710,619

Semiconductors & Semiconductor Equipment - 17.2%
29,950	Advanced Micro Devices Inc.*	580,730
47,550	Agere Systems Inc.*	692,328
7,350	Analog Devices Inc.	237,626
14,900	ASML Holding NV*	293,442
106,250	Atmel Corp.*	508,937
29,500	Freescale Semiconductor Inc., Class B Shares*	841,340
50,520	Infineon Technologies AG*	539,063
69,017	Intel Corp.	1,242,306
9,900	Lam Research Corp.*	411,741
61,800	LSI Logic Corp.*	506,760
15,800	Micron Technology Inc.*	246,322
15,000	Renewable Energy Corp. AS*	201,446
2,900	Rohm Co., Ltd.	247,030
50,050	STMicroelectronics NV	745,495
16,500	Sumco Corp.	960,073
31,800	Texas Instruments Inc.	947,004

	Total Semiconductors & Semiconductor Equipment	9,201,643

Software - 14.9%
26,491	Amdocs Ltd.*	961,093
40,600	BMC Software Inc.*	950,852
28,954	Check Point Software Technologies Ltd.*	486,427
4,740	Citrix Systems Inc.*	150,590
16,500	Intuit Inc.*	509,355
135,034	Microsoft Corp.	3,244,867
68,241	Oracle Corp.*	1,021,568
9,600	Oracle Corp. Japan	424,393
4,900	TomTom NV*	182,182

	Total Software	7,931,327

	TOTAL COMMON STOCKS (Cost - $52,155,530)	49,822,718

WARRANTS
WARRANT - 0.0%
1,620	Lucent Technologies Inc., Expires 12/10/07* (Cost - $0)	276

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $52,155,530)	49,822,994

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.3%
Repurchase Agreement - 5.3%
$2,852,000	State Street Bank & Trust Co., dated 7/31/06, 4.810% due 8/1/06; Proceeds at maturity - $2,852,381; (Fully collateralized by U.S. Treasury Bond, 8.875% due 8/15/17; Market value - $2,914,339) (Cost - $2,852,000)	2,852,000

	TOTAL INVESTMENTS - 98.6% (Cost - $55,007,530#)	52,674,994
	Other Assets in Excess of Liabilities - 1.4%	752,361

	TOTAL NET ASSETS - 100.0%	$53,427,355

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS TECHNOLOGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

Summary of Investments by Country * (unaudited)

United States	64.2%
Japan	11.6
Germany	5.2
France	4.2
Finland	3.4
Netherlands	3.3
United Kingdom	2.6
Cayman Islands	1.7
Sweden	1.1
South Africa	1.0
Israel	0.9
Bermuda	0.4
Norway	0.4

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Technology Fund (formerly known as Smith Barney Technology Fund ) (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Sector Series, Inc. (formerly known as Smith Barney Sector Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Concentration Risk. The Fund normally invests at least 80% of its assets in technology related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,599,404
Gross unrealized depreciation	(4,931,940)

Net unrealized depreciation	$(2,332,536)

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Sector Series, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2006

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 29, 2006